INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Operating Loss Carryforwards [Line Items]
Income tax rate percentage	21.00%	21.00%
Operating loss carryforwards	$ 7,470,000	$ 2,230,000
W K L Guanzhe Green Technology Guangzhou Co Ltd [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate percentage	25.00%
Evo Air Marketing M Sdn Bhd [Member]
Operating Loss Carryforwards [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate percentage	17.00%
Inland Revenue Board Of Malaysia I R B M [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate percentage	24.00%
General Department Of Taxation Cambodia [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate percentage	20.00%